Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Apr. 16, 2021	Jan. 25, 2021	Aug. 19, 2020	Jan. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Proceeds from warrant exercises						$ 4,792,951
Sale of stock, price per share		$ 5.45
Ownership percentage				42.00%
Sirtex Medical US Holdings Inc [Member]
Number of shares issued for sale	281,968	677,839	399,800
Warrant exercise price per share	$ 3.45
Proceeds from warrant exercises	$ 1,000,000.0
[custom:NonrefundablePayment]				$ 5,000,000.0
[custom:AdditionalNonrefundableAndNoncreditableOptionExercises]				25,000,000.0
[custom:CashToBeReceivedIfOptionExercises-0]				20,000,000.0
[custom:CommonSharesToBeIssuedIfOptionExercises]				$ 5,000,000.0
Ownership percentage				8.00%
Liability under co-promotion agreement related party					$ 5,000,000.0
China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Number of shares issued for sale	1,409,838	3,389,198	1,999,000
Warrant exercise price per share	$ 3.45
Proceeds from warrant exercises	$ 4,800,000
Common Stock [Member]
Exercise of common stock warrants, shares						1,389,261
Number of shares issued for sale		7,711,284	4,608,589			4,608,589
Proceeds from warrant exercises						$ 4,800,000
Sale of stock, price per share		$ 5.45	$ 3.25
Common Stock [Member] | China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Warrant exercise price per share						$ 3.45
Proceeds from warrant exercises						$ 4,800,000